UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2013
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               04/25/2013
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  69
                                                 --------------------

Form 13F Information Table Value Total:              147,513
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      772    21850 SH       Sole                    21850
Ameren Corp                    COM              023608102      671    19150 SH       Sole                    19150
Apache Corp                    COM              037411105     4259    55200 SH       Sole                    55200
Apollo Investment Corp         COM              03761u106     1627   194600 SH       Sole                   194600
Apple Inc.                     COM              037833100     3546     8010 SH       Sole                     8010
Archer - Daniels               COM              039483102     1686    50000 SH       Sole                    50000
Ares Capital Corp              COM              04010l103      181    10000 SH       Sole                    10000
BP p.l.c                       COM              055622104     2956    69800 SH       Sole                    69800
Barrick Gold Corp              COM              067901108     1964    66800 SH       Sole                    66800
Bed Bath & Beyond              COM              075896100     5611    87100 SH       Sole                    87100
CVS Caremark                   COM              126650100     4783    86975 SH       Sole                    86975
Capital One Financial Corp     COM              14040h105     2599    47300 SH       Sole                    47300
Cardinal Health                COM              14149y108     3048    73225 SH       Sole                    73225
Caterpillar Inc.               COM              149123101     2746    31575 SH       Sole                    31575
ChevronTexaco Corp             COM              166764100     2229    18760 SH       Sole                    18760
Cisco Systems Inc              COM              17275r102     2854   136600 SH       Sole                   136600
Coach Inc                      COM              189754104     1155    23100 SH       Sole                    23100
Danaher Corp                   COM              235851102     1112    17900 SH       Sole                    17900
Deere & Co.                    COM              244199105     2984    34700 SH       Sole                    34700
Devon Energy Corp              COM              25179M103     1216    21550 SH       Sole                    21550
ENSCO Intl                     COM              G3157S106     4086    68100 SH       Sole                    68100
Eaton Corp                     COM              g29183103     1089    17775 SH       Sole                    17775
Express Scripts                COM              30219g108     3014    52300 SH       Sole                    52300
F5 Networks Inc                COM              315616102     3501    39300 SH       Sole                    39300
FedEx                          COM              31428x106     2912    29650 SH       Sole                    29650
Fifth Street Finance           COM              31678a103     1484   134650 SH       Sole                   134650
General Electric               COM              369604103      748    32365 SH       Sole                    32365
Guess Inc.                     COM              401617105      221     8900 SH       Sole                     8900
Hess Corp                      COM              42809h107     1101    15375 SH       Sole                    15375
Int'l Business Mach.           COM              459200101     4928    23105 SH       Sole                    23105
Intel Corp.                    COM              458140100     1377    63060 SH       Sole                    63060
J.P. Morgan Chase              COM              46625H100     3845    81026 SH       Sole                    81026
Johnson & Johnson              COM              478160104     4038    49530 SH       Sole                    49530
Kohl's Corp                    COM              500255104     1822    39500 SH       Sole                    39500
L-3 Communications             COM              502424104     1034    12775 SH       Sole                    12775
Lockheed Martin                COM              539830109      232     2400 SH       Sole                     2400
MICROS Systems Inc             COM              594901100     1520    33400 SH       Sole                    33400
Metlife Inc                    COM              59156r108     3456    90900 SH       Sole                    90900
Microsoft                      COM              594918104     6368   222628 SH       Sole                   222628
Mountain West Finl             COM              62450b100      444    49599 SH       Sole                    49599
Oracle Systems                 COM              68389X105     1817    56200 SH       Sole                    56200
PennantPark Invt Corp          COM              708062104     1637   144948 SH       Sole                   144948
Pepsico Inc.                   COM              713448108     3922    49580 SH       Sole                    49580
Qualcomm Inc                   COM              747525103     3480    51980 SH       Sole                    51980
Riverbed Technology            COM              768573107     2720   182300 SH       Sole                   182300
SPDR Trust                     COM              78462f103      248     1583 SH       Sole                     1583
Scana Corp                     COM              80589m102      691    13500 SH       Sole                    13500
Schlumberger Ltd               COM              806857108     4948    66075 SH       Sole                    66075
Solar Capital                  COM              83413u100      305    13000 SH       Sole                    13000
Stryker Corp                   COM              863667101     3728    57150 SH       Sole                    57150
TICC Capital                   COM              87244t109     1010   101534 SH       Sole                   101534
TJX Companies Inc              COM              872540109      205     4377 SH       Sole                     4377
Target Corp                    COM              87612e106     2755    40250 SH       Sole                    40250
Tidewater Inc                  COM              886423102     3005    59500 SH       Sole                    59500
Union Pacific                  COM              907818108     1424    10000 SH       Sole                    10000
Wal-Mart Stores                COM              931142103     3427    45800 SH       Sole                    45800
Wells Fargo                    COM              949746101     4152   112250 SH       Sole                   112250
Zimmer Holdings                COM              98956P102     1926    25600 SH       Sole                    25600
Vanguard REIT ETF              COM              922908553      705    10000 SH       Sole                    10000
Aegon 6.5%                     PRD              007924400     1150    45700 SH       Sole                    45700
Citigroup XIV 6.875%           PRD              17309e200     1072    42743 SH       Sole                    42743
First Ind Ser K 7.25%          PRD              32054k772      636    25200 SH       Sole                    25200
Harris Pref 7.375%             PRD              414567206     1295    50100 SH       Sole                    50100
JP Morgan X 7.0%               PRD              46623d200     1151    44800 SH       Sole                    44800
JP Morgan XII 6.25%            PRD              46626x203      227     8853 SH       Sole                     8853
Merrill IV 7.12%               PRD              59021g204     1258    49550 SH       Sole                    49550
Merrill V 7.28%                PRD              59021k205      469    18400 SH       Sole                    18400
Morgan Stanley VI 6.60%        PRD              617461207     1636    64400 SH       Sole                    64400
Ryl Bk Scotland 7.25%          PRD              780097879     1297    51300 SH       Sole                    51300